U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Laudus Trust, 211 Main Street,
San Francisco, CA 94105



2
Name of each series or class
of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Laudus Trust




3
Investment Company Act File Number: 	811-05547
Securities Act File Number: 	33-21677



4 (a)
Last day
of fiscal year for which this Form is filed: 	 March 31,
2010.



4 (b)
[  ]  Check box if this Form is being filed
late (i.e. more than 90 calendar days
after the end of the issuer's fiscal year) (See Instruction A.2)
..



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if
this is the last time the issuer will be filing this Form.




5
Calculation of registration fee:




    (i)
Aggregate
sale price of securities sold during the fiscal year pursuant to section 24(f):
$1,074,218,754



   (ii)
Aggregate price
of securities redeemed or repurchased during the fiscal year:

$1,342,775,846



 (iii)
Aggregate price of securities
redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$664,538,231




(iv)
Total available redemption credits [add Items 5(ii)
and 5(iii)]:
$2,007,314,077



   (v)
Net sales - If Item
5(i) is greater than Item 5(iv) [subtract Item 5(iv) from
Item
5(i)]:
$0



 (vi)
Redemption credits available for use
in future years - if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item (5(i)]:
($933,095,323)




(vii)
Multiplier for determining registration fee
(See instruction C.9):
x  .0000713



(viii)
Registration
fee due [multiply Item 5(v) by Item 5(vii)] enter  " 0 "
if no fee is due.
=  $0



6
Prepaid Shares


If the
response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: 0.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due
- if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (See Instruction D):
+
$0



8
Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
=  $0



9
Date
the registration fee and any interest payment was sent to
the Commission's lockbox depository: 	N/A






Method of Delivery:     N/A





	[ X ] Wire Transfer
	[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James Pierce

James Pierce

Assistant Treasurer,
Laudus Funds

Date: June 15, 2010